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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 1 of its series, Evergreen Intermediate Municipal Bond Fund, for the six months ended November 30, 2003. These 1 series have a 5/31 fiscal year end.

Date of reporting period: November 30, 2003

Item 1 - Reports to Stockholders.

Evergreen Intermediate Municipal Bond Fund

Evergreen Intermediate Municipal Bond Fund: Semiannual Report as of November 30, 2003

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

January 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for the Evergreen Intermediate Municipal Bond Fund, which covers the six-month period ended November 30, 2003.

The past six months have reinforced the need for diversification and a long-term perspective on the part of investors. Performance in the municipal bond market provided a good example of the importance of these investment disciplines. The investment period began as the U.S. financial markets were contending with the investment implications of the war in Iraq and the potential outcomes of changes in fiscal policy. The Federal Reserve was keeping its target interest rate low, and diversified bond investors were enjoying the fruits of strengthening balance sheets and improved credit quality in the corporate sector. Many states and municipalities were struggling, and investors were unsure of the long-term impact of the tax changes on their investments. For a relatively conservative investment, the municipal market suddenly was fraught with uncertainty.

This uncertainty was heightened by the volatility in market interest rates. The Federal Reserve had just commented on the "possibility of an unwelcome, substantial fall in inflation" at the conclusion of their monetary policy meeting in May. Many bond investors, convinced the Fed was taking rates to zero, drove yields down to

LETTER TO SHAREHOLDERS continued

45-year lows in the U.S. Treasury market. Common market wisdom determined that since the Fed's primary concern was deflation, rates were likely headed lower. Yet when central bankers reduced their target for the federal funds rate by a less than expected 25 basis points in late June, there was a signal to the market that the end of the declining rate policy was in sight. These worries were compounded by optimistic Gross Domestic Product forecasts from Fed Chairman Alan Greenspan during congressional banking committee hearings in July. As a result of these events, the yield on the 10-year Treasury rose from a low of 3.1% in June to 4.6% in late July. The "deflation trade" in bonds had changed from a significant overbought condition to an oversold one in a matter of just six weeks.

In addition to the volatility in the U.S. Treasury market, municipal bond investors had other concerns. For one, the new tax laws, at first glance, posed a potential threat to their market. A second concern involved the poor financial condition of many states and local governments. Yet just as these concerns were reaching a crescendo, economic growth picked up significantly during the summer months. Tax receipts quickly rose. Indeed, the federal budget deficit, which was projected to balloon to $450 billion by fiscal year end September, came in at just under $375 billion. And states, whose projected deficits were estimated to exceed $70 billion, have now whittled that amount down to less than $20 billion, according to several estimates.

The overall bond market began to stabilize in the autumn months as the likelihood that monetary policy makers would keep rates low for the foreseeable future became accepted wisdom. Fed parlance indicated "monetary policy would remain accommodative for a considerable

LETTER TO SHAREHOLDERS continued

period." While the majority of economic data dramatically improved in recent months, the Fed continued to deliver this message. Despite the fastest economic growth in almost 20 years, central bankers did not waiver from this theme: rates would remain low until sustainable payroll growth was evident or unless incipient pricing pressures developed in the overall economy.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

FUND AT A GLANCE

as of November 30, 2003

MANAGEMENT TEAM

Michael Pietronico
Tax Exempt Fixed Income Team
Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio inception date: 10/20/1997

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/2002	11/8/2002	11/8/2002	10/20/1997	7/11/2003

6-month return
with sales charge	-4.73%	-5.20%	-2.33%	N/A	N/A

6-month return
w/o sales charge	0.01%	-0.33%	-0.34%	0.16%	0.06%

Average annual return*

1 year with sales charge	2.06%	1.41%	4.36%	N/A	N/A

1 year w/o sales charge	7.17%	6.41%	6.41%	7.47%	7.36%

5 year	5.58%	6.17%	6.25%	6.71%	6.69%

Since portfolio inception	6.08%	6.82%	6.64%	7.00%	6.99%

* Adjusted for maximum applicable sales charge, unless noted.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Intermediate Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI)** and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

** The fund's index was changed to the Lehman Brothers 5-Year Municpal Bond Index from the Lehman Brothers 7-Year Municipal Bond Index as a result of the merger on July 11, 2003 with the Evergreen Offit National Municipal Bond Fund, the accounting and performance survivor in the transaction.

FUND AT A GLANCE continued

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares,when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 7/14/2003 is based on the performance of the corresponding class of Evergreen Offit National Municipal Bond Fund. Historical performance shown for Class IS prior to 7/14/2003 is based on the performance of Class I of Evergreen Offit National Municipal Bond Fund. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of OFFIT National Municipal Fund. Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of the OFFIT National Municipal Fund, and prior to the Advisor shares' inception on 2/28/2002, is based on the Select shares, the original class offered. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B , C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 0.25% for Class IS and 1.00% for Classes B and C. Advisor shares had a 0.25% 12b-1 fee. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

2 Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 9/30/2003.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of November 30, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)[1]
		Year Ended May 31, 2003[1,2]	Year Ended December 31, 2002[1,3,4]
CLASS A
Net asset value, beginning of period	$62.54	$61.61	$59.04
Income from investment operations
Net investment income	0.87	0.66	1.64
Net realized and unrealized gains or losses on securities	-0.88	1.85	3.17
Total from investment operations	-0.01	2.51	4.81
Distributions to shareholders from
Net investment income	-0.84	-0.60	-1.64
Net realized gains	-0.79	-0.98	-0.60
Total distributions to shareholders	-1.63	-1.58	-2.24
Net asset value, end of period	$60.90	$62.54	$61.61
Total return[5]	0.01%	4.14%	8.32%
Ratios and supplemental data
Net assets, end of period (thousands)	$15,213	$13,068	$1,477
Ratios to average net assets
Expenses[6]	0.98%[7]	0.93%[7]	0.75%[7]
Net investment income	2.92%[7]	2.56%[7]	3.03%[7]
Portfolio turnover rate	147%	73%	281%

[1]   Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class A shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

[2]   For the five months ended May 31, 2003. Evergreen Offit National Municipal Bond Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

[3]   For the period from February 28, 2002 (commencement of class operations), to December 31, 2002.

[4]   Effective at the close of business on November 8, 2002, Evergreen Offit National Municipal Bond Fund acquired the net assets of OFFIT National Municipal Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of Advisor shares of OFFIT Fund.

[5]   Excluding applicable sales charges

[6]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[7]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)[1]		Year Ended December 31, 2002[1,3]
		Year Ended May 31, 2003[1,2]
CLASS B
Net asset value, beginning of period	$62.54	$61.61	$61.06
Income from investment operations
Net investment income	0.67	0.44	0.22
Net realized and unrealized gains or losses on securities	-0.89	1.91	0.55
Total from investment operations	-0.22	2.35	0.77
Distributions to shareholders from
Net investment income	-0.63	-0.44	-0.22
Net realized gains	-0.79	-0.98	0
Total distributions to shareholders	-1.42	-1.42	-0.22
Net asset value, end of period	$60.90	$62.54	$61.61
Total return[4]	-0.33%	3.82%	1.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,891	$1,082	$27
Ratios to average net assets
Expenses[5]	1.68%[6]	1.64%[6]	1.57%[6]
Net investment income	2.28%[6]	1.79%[6]	2.16%[6]
Portfolio turnover rate	147%	73%	281%

[1]   Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class B shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

[2]   For the five months ended May 31, 2003. Evergreen Offit National Municipal Bond Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

[3]   For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)[1]		Year Ended December 31, 2002[1,3]
		Year Ended May 31, 2003[1,2]
CLASS C
Net asset value, beginning of period	$62.54	$61.61	$61.07
Income from investment operations
Net investment income	0.66	0.49	0.22
Net realized and unrealized gains or losses on securities	-0.88	1.86	0.54
Total from investment operations	-0.22	2.35	0.76
Distributions to shareholders from
Net investment income	-0.63	-0.44	-0.22
Net realized gains	-0.79	-0.98	0
Total distributions to shareholders	-1.42	-1.42	-0.22
Net asset value, end of period	$60.90	$62.54	$61.61
Total return[4]	-0.34%	3.82%	1.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,226	$1,293	$539
Ratios to average net assets
Expenses[5]	1.68%[6]	1.63%[6]	1.48%[6]
Net investment income	2.28%[6]	1.79%[6]	1.63%[6]
Portfolio turnover rate	147%	73%	281%

[1]   Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class C shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

[2]   For the five months ended May 31, 2003. Evergreen Offit National Municipal Bond Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

[3]   For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2003 (unaudited)[1]
		Year Ended May 31, 2003[1,2]	Year Ended December 31,
CLASS I			2002[1,3]	2001[1,3]	2000[1,3]	1999[1,3]	1998[1,3]
Net asset value, beginning of period	$62.54	$61.61	$58.01	$58.28	$54.89	$57.02	$55.71
Income from investment operations
Net investment income	0.98	0.71	1.86	1.97	2.57	2.24	2.19
Net realized and unrealized gains or losses on securities	-0.90	1.86	4.36	1.92	3.39	-2.13	1.58
Total from investment operations	0.08	2.57	6.22	3.89	5.96	0.11	3.77
Distributions to shareholders from
Net investment income	-0.93	-0.66	-2.02	-1.97	-2.57	-2.24	-2.19
Net realized gains	-0.79	-0.98	-0.60	-2.19	0	0	-0.27
Total distributions to shareholders	-1.72	-1.64	-2.62	-4.16	-2.57	-2.24	-2.46
Net asset value, end of period	$60.90	$62.54	$61.61	$58.01	$58.28	$54.89	$57.02
Total return	0.16%	4.25%	10.96%	6.79%	11.21%	0.14%	6.91%
Ratios and supplemental data
Net assets, end of period (thousands)	$511,724	$76,602	$86,542	$46,076	$25,745	$19,044	$29,735
Ratios to average net assets
Expenses[4]	0.68%[5]	0.64%[5]	0.51%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.42%[5]	2.81%[5]	3.42%	3.26%	4.64%	3.96%	3.90%
Portfolio turnover rate	147%	73%	281%	424%	370%	299%	226%

[1]   Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to July 14, 2003 are those of Class I shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

[2]   For the five months ended May 31, 2003. Evergreen Offit National Municipal Bond Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

[3]   Effective at the close of business on November 8, 2002, Evergreen Offit National Municipal Bond Fund acquired the net assets of OFFIT National Municipal Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of Select shares of OFFIT Fund.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)

Six Months Ended November 30, 2003 (unaudited)[1,2]

CLASS IS
Net asset value, beginning of period	$60.85
Income from investment operations
Net investment income	0.73
Net realized and unrealized gains or losses on securities	-0.02
Total from investment operations	0.71
Distributions to shareholders from
Net investment income	-0.66
Net asset value, end of period	$60.90
Total return	0.06%
Ratios and supplemental data
Net assets, end of period (thousands)	$14,606
Ratios to average net assets
Expenses[3]	0.94%[4]
Net investment income	3.24%[4]
Portfolio turnover rate	147%

[1]   For the period from July 11, 2003 (commencement of class operations), to November 30, 2003.

[2]   Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund became the accounting and performance survivor in this transaction. Class IS shares of Evergreen Offit National Fund did not exist prior to the transaction. As a result, accounting and performance information for Class IS shares commences on July 11, 2003.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2003 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.8%
AIRPORT 3.7%
Denver, CO City & Cnty. Arpt. RB, Ser. D, 7.75%, 11/15/2013	A	$ 9,405,000	$ 11,471,749
Denver, CO City & Cnty. Arpt. RRB, Ser. A, 6.00%, 11/15/2015, (Insd. by AMBAC)	AAA	2,400,000	2,727,816
Hillsborough Cnty., FL Aviation Auth. RB, 5.50%, 10/01/2015, (Insd. by MBIA)	NA	2,500,000	3,023,500
San Jose, CA Arpt. RRB, 5.00%, 03/01/2012, (Insd. by FSA)	AAA	2,460,000	2,732,420
19,955,485
CONTINUING CARE RETIREMENT COMMUNITY 1.7%
Clarence, NY IDA RB, Bristol Vlg. Proj., 6.00%, 01/20/2044, (Insd. by GNMA)	Aaa	2,750,000	2,954,600
New Jersey EDA RB:
Evergreens Proj., 5.875%, 10/01/2012	NR	1,380,000	1,379,862
Fellowship Village Proj., Ser. A:
5.20%, 01/01/2009	BBB-	530,000	549,377
5.30%, 01/01/2010	BBB-	585,000	602,754
Franciscan Oaks Proj.:
5.60%, 10/01/2012	NR	2,620,000	2,517,768
5.70%, 10/01/2017	NR	1,215,000	1,107,388
9,111,749
EDUCATION 8.1%
Massachusetts Dev. Fin. Agcy. RB, MA College of Pharmacy Allied Proj., 6.375%, 07/01/2023	BBB	1,000,000	1,062,870
Massachusetts Edl. Fin. Auth. RRB, Ser. A, 5.50%, 12/01/2007, (Insd. by MBIA)	AAA	6,510,000	7,282,151
New York Dormitory Auth. RB, Ser. A, 5.50%, 05/15/2013	AA-	13,000,000	14,779,310
Rutgers Univ., NJ RRB:
5.00%, 05/01/2015, (Insd. by FGIC)	AAA	7,230,000	7,935,720
5.00%, 05/01/2016, (Insd. by FGIC)	AAA	2,470,000	2,692,671
Texas A&M Univ. RRB, Ser. B, 5.25%, 05/15/2014 ##	AA+	9,250,000	10,338,910
44,091,632
ESCROW 1.2%
Beaver Falls, PA Muni. Auth. RB, 9.125%, 08/01/2005	NR	550,000	619,575
Heartland Consumer Pwr. Dist. RB, 7.00%, 01/01/2016	AAA	4,790,000	5,805,001
6,424,576
GENERAL OBLIGATION - LOCAL 14.9%
Fort Worth, TX GO, Ser. A, 5.25%, 03/01/2015 #	AA+	1,445,000	1,604,456
Harris Cnty., TX GO:
5.25%, 10/01/2018 #	AA+	14,535,000	15,913,644
Ser. A:
4.75%, 10/01/2014	AA+	1,900,000	2,043,735
5.25%, 10/01/2015	AA+	1,885,000	2,092,859
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Los Angeles, CA GO:
Ser. A:
5.00%, 09/01/2014, (Insd. by MBIA)	AAA	$ 4,000,000	$ 4,408,680
5.00%, 09/01/2018, (Insd. by MBIA)	AAA	7,670,000	8,200,994
Ser. F, 5.00%, 07/01/2016, (Insd. by FSA)	AAA	3,000,000	3,249,360
New York, NY GO:
5.125%, 08/01/2013, (Insd. by MBIA)	AAA	5,000,000	5,877,500
Ser. A:
6.25%, 08/01/2010	A	2,500,000	2,785,575
6.25%, 08/01/2011	A	3,000,000	3,318,120
Ser. B, 5.625%, 12/01/2013	A	1,000,000	1,104,790
Ser. C, 6.50%, 02/01/2008	A	5,495,000	6,298,259
Ser. G, 5.625%, 08/01/2013	A	3,000,000	3,337,440
Richland Cnty., SC GO:
4.75%, 03/01/2016, (Insd. by FSA)	AAA	7,595,000	8,063,460
4.75%, 03/01/2017, (Insd. by FSA)	AAA	8,395,000	8,840,523
4.75%, 03/01/2018, (Insd. by FSA)	AAA	3,770,000	3,937,953
81,077,348
GENERAL OBLIGATION - STATE 5.4%
Florida GO, Ser. A, 5.00%, 07/01/2018	AA+	3,825,000	4,111,416
Illinois GO, 5.50%, 04/01/2011, (Insd. by FSA)	AAA	250,000	286,608
Massachusetts GO, Ser. D, 5.50%, 10/01/2018	AA-	20,700,000	23,525,343
Texas GO:
5.60%, 06/01/2009	AA	415,000	465,157
5.75%, 06/01/2011	AA	670,000	743,767
5.90%, 12/01/2014	AA	130,000	141,714
29,274,005
HOSPITAL 8.3%
Alamogordo, NM Hosp. RB, 5.00%, 01/01/2008	A-	4,850,000	5,182,176
Illinois Hlth. Facs. Auth. RB:
Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	NR	4,190,000	5,822,801
Passavant Mem. Hosp. Proj., 5.65%, 10/01/2016	A	4,850,000	5,087,359
Iowa Fin. Auth. RRB, Trinity Hlth. Proj., 5.75%, 12/01/2015	AA-	4,240,000	4,640,086
Michigan Hosp. Fin. Auth. RB, Trinity Hlth. Proj.:
6.00%, 12/01/2013	AA-	4,675,000	5,241,002
6.00%, 12/01/2014	AA-	4,865,000	5,425,108
New Hampshire Hlth. & Ed. Facs. RB, 6.00%, 10/01/2016	A+	1,000,000	1,094,760
New Jersey Hlth. Care Facs. Fin. Auth. RB, Atlantic City Med. Ctr.:
6.00%, 07/01/2012	A-	3,000,000	3,377,910
6.25%, 07/01/2017	A-	2,000,000	2,211,000
Pennsylvania Higher Edl. Facs. Auth. RB, UPMC Hlth. Sys., 6.25%, 01/15/2017	A	5,535,000	6,078,482
Wisconsin Hlth. & Edl. Facs. Auth. RB, 6.00%, 08/15/2014	A	1,000,000	1,115,480
45,276,164
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING 10.1%
Chicago, IL SFHRB, 6.375%, 10/01/2033, (Coll.: GNMA/FHLMC)	AAA	$ 4,270,000	$ 4,491,399
Jefferson Parish, LA Home Mtge. Auth. SFHRRB, 6.75%, 06/01/2030, (Coll.: GNMA)	NR	1,460,000	1,607,431
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A, 6.00%, 06/20/2044, (Coll.: GNMA)	AAA	1,750,000	1,911,053
Massachusetts HFA RB, Ser. A, 6.15%, 10/01/2015, (Insd. by AMBAC)	AAA	520,000	530,670
Michigan Hsg. Dev. Auth. RB, 6.15%, 10/01/2015, (Insd. by MBIA)	AA-	5,325,000	5,764,951
Minnesota HFA SFHRB, 6.20%, 01/01/2021	AA+	3,315,000	3,459,865
Mississippi Home Corp. SFHRB, 6.70%, 12/01/2029, (Coll.: GNMA/FNMA)	NR	3,720,000	3,852,246
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Coll.: GNMA/FNMA)	AAA	3,275,000	3,408,260
7.50%, 03/01/2031, (Coll.: GNMA/FNMA)	AAA	805,000	841,635
New Hampshire HFA SFHRB, 6.15%, 07/01/2029	NR	835,000	876,358
New Mexico Mtge. Fin. Auth. SFHRB:
Ser. A, 7.10%, 09/01/2030, (Coll.: GNMA/FNMA/FHLMC)	AAA	1,200,000	1,342,284
Ser. E, 6.55%, 09/01/2031	AAA	4,880,000	5,424,218
New York HFA RB, Ser. A:
5.25%, 09/15/2017	AA	1,795,000	1,963,299
5.25%, 09/15/2018, (Insd. by MBIA)	AAA	1,420,000	1,543,952
New York Urban Dev. Corp. RB, Ser. C-1, 5.50%, 03/15/2015, (Insd. by FGIC)	AAA	1,730,000	1,968,602
Ohio HFA Mtge. RB, 5.625%, 03/01/2032, (Coll.: GNMA)	Aaa	4,810,000	5,173,540
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Coll.: GNMA/FNMA)	NR	1,260,000	1,362,325
Smyrna, TN Hsg. Assn. MHRB, 6.45%, 10/20/2035, (Coll.: GNMA)	AAA	8,980,000	9,494,464
55,016,552
INDUSTRIAL DEVELOPMENT REVENUE 1.4%
Hodgkins, IL Env. RB, MBM Proj., 6.00%, 11/01/2015	BBB	7,000,000	7,258,650
New York Env. Facs. PCRB, Ser. B, 5.20%, 05/15/2014	AAA	460,000	521,723
7,780,373
LEASE 4.0%
Denver, CO City & Cnty. Arpt. RB, Rental Car Proj., Ser. A, 6.00%, 01/01/2011, (Insd. by MBIA)	AAA	3,025,000	3,397,226
Texas Natl. Research Lab. Commission RB, 6.95%, 12/01/2012	AAA	15,000,000	18,332,400
21,729,626
PORT AUTHORITY 0.6%
Port Auth. NY & NJ Spl. Obl. RB, 1.11%, 06/01/2020, (SPA: Morgan Guaranty Trust)	A-	2,400,000	2,400,000
Port Oakland, CA RB, Ser. N, 5.00%, 11/01/2013, (Insd. by MBIA)	AAA	1,000,000	1,082,760
3,482,760
POWER 0.3%
New York Pwr. Auth. RB, Ser. A, 5.00%, 11/15/2017	AA-	1,575,000	1,691,408
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PUBLIC FACILITIES 1.2%
Colorado Edl. & Cultural Facs. RB, 5.75%, 04/01/2013	BBB+	$ 200,000	$ 218,012
Dauphin Cnty., PA General Auth. RB:
5.50%, 01/15/2008	NR	7,865,000	4,323,862
5.75%, 01/15/2010	NR	3,950,000	2,046,574
6,588,448
SALES TAX 6.3%
Nassau Cnty., NY Interim Fin. Auth. RB, Ser. A:
5.00%, 11/15/2015, (Insd. by AMBAC)	AAA	4,245,000	4,642,077
5.00%, 11/15/2016, (Insd. by AMBAC)	AAA	5,930,000	6,438,676
5.00%, 11/15/2017, (Insd. by AMBAC)	AAA	4,745,000	5,119,570
New York, NY Transitional Fin. Auth. RB:
Ser. A:
5.00%, 08/01/2015	AA+	3,485,000	3,791,297
5.00%, 08/01/2016	AA+	3,950,000	4,267,383
5.00%, 08/01/2017	AA+	4,450,000	4,778,009
Ser. C, 5.375%, 02/15/2014	AA+	5,000,000	5,547,150
34,584,162
SPECIAL TAX 0.4%
Allegheny Cnty., PA Redev. Auth. RB, Waterfront Proj., 5.75%, 12/15/2005	NA	1,225,000	1,311,571
Los Angeles, CA Muni. Impt. Corp. Lease RB, Police Emergency Proj., 5.25%, 09/01/2013, (Insd. by FGIC)	AAA	1,000,000	1,130,920
2,442,491
TRANSPORTATION 18.5%
Georgia Road & Thruway Auth. RB:
5.00%, 10/01/2015	AAA	12,460,000	13,763,690
5.00%, 10/01/2018	AAA	18,540,000	20,003,918
Metropolitan Trans. Auth., NY RB, Ser. B:
5.25%, 11/15/2015, (Insd. by FGIC)	AAA	5,820,000	6,529,865
5.25%, 11/15/2017, (Insd. by FGIC)	AAA	15,325,000	17,005,999
5.25%, 11/15/2018, (Insd. by FGIC)	AAA	11,405,000	12,576,750
New York Thruway Auth. RB:
Ser. A:
5.00%, 03/15/2017, (Insd. by MBIA)	AAA	6,200,000	6,672,068
5.25%, 04/01/2015, (Insd. by MBIA)	AAA	8,915,000	9,945,307
Ser. B, 5.00%, 04/01/2015, (Insd. by FSA)	AAA	8,335,000	9,087,567
Triborough Bridge & Tunnel Auth., NY RB, Ser. B:
5.25%, 11/15/2008	AA-	2,640,000	2,984,151
5.25%, 11/15/2015	AA-	1,000,000	1,128,070
Wisconsin Trans. RB, Ser. A:
5.50%, 07/01/2009	AA-	725,000	830,698
5.50%, 07/01/2014, (Insd. by FGIC)	AAA	500,000	577,150
101,105,233
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

	Credit Rating(v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 1.0%
Los Angeles Cnty., CA Sanitation Dist. RB, Capital Proj., Ser. A, 5.00%, 10/01/2017, (Insd. by FSA)	AAA	$ 5,000,000	$ 5,382,150
WATER & SEWER 12.7%
California Dept. of Wtr. Resources RB, Ser. Y, 5.25%, 12/01/2018, (Insd. by FGIC)	AAA	5,165,000	5,650,097
Contra Costa, CA Wtr. Dist. RRB, Ser. M:
5.00%, 10/01/2016, (Insd. by FSA)	AAA	8,150,000	8,841,772
5.00%, 10/01/2017, (Insd. by FSA)	AAA	12,515,000	13,471,521
Greenville, SC Wtrworks. RB, 5.00%, 02/01/2015	AAA	1,230,000	1,341,377
Gwinnett Cnty., GA Wtr. & Swr. Auth. RB, Ser. B:
4.75%, 08/01/2015	AAA	3,050,000	3,282,593
4.75%, 08/01/2016	AAA	2,000,000	2,132,500
Huntsville, AL Solid Wst. Disposal Auth. RRB, 5.75%, 10/01/2009, (Insd. by MBIA)	AAA	7,865,000	9,002,122
Los Angeles, CA Wstwtr. Sys. RRB:
5.00%, 06/01/2014, (Insd. by FSA)	AAA	6,470,000	7,117,259
5.00%, 06/01/2015, (Insd. by FSA)	AAA	11,705,000	12,777,997
Michigan Muni. Bond Auth. RB, Drinking Wtr. Proj., 5.375%, 10/01/2015	AAA	615,000	690,571
New York Env. Facs. RB, Clean Wtr. & Drinking Proj., 5.00%, 06/15/2017	AAA	1,205,000	1,304,798
New York, NY Muni. Wtr. Fin. Auth. RB:
Ser. A, 1.08%, 06/15/2025, (SPA: FGIC)	AAA	2,650,000	2,650,000
Ser. G, 1.08%, 06/15/2024, (SPA: FGIC)	AAA	400,000	400,000
Texas Wtr. Dev. Board RB, Ser. B, 5.75%, 07/15/2014	AAA	750,000	841,470
69,504,077
Total Municipal Obligations			544,518,239

		Shares	Value

SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen Institutional Municipal Money Market Fund (o) ##		7,612,622	7,612,622
Total Investments (cost $536,763,425) 101.2%			552,130,861
Other Assets and Liabilities (1.2%)			(6,471,121)
Net Assets 100.0%			$ 545,659,740

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
#	When-issued security
##	All or a portion of the security has been segregated for when-issued securities.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2003 (unaudited)

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
SPA	Securities Purchase Agreement

The following table shows the percent of total investments invested by geographic location as of November 30, 2003:
New York	28.1%
California	13.4%
Texas	9.5%
Georgia	7.1%
Massachusetts	6.2%
Illinois	4.2%
New Jersey	4.1%
South Carolina	4.0%
Colorado	3.2%
Michigan	3.1%
Pennsylvania	2.6%
New Mexico	2.2%
Tennessee	1.7%
Alabama	1.6%
Florida	1.3%
South Dakota	1.1%
Ohio	0.9%
Iowa	0.8%
Missouri	0.8%
Mississippi	0.7%
Minnesota	0.6%
Wisconsin	0.5%
New Hampshire	0.4%
Louisiana	0.3%
Oklahoma	0.2%
Non-state specific	1.4%
Total	100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 536,763,425
Net unrealized gains on securities	15,367,436

Market value of securities	552,130,861
Receivable for securities sold	5,757,084
Receivable for Fund shares sold	297,932
Interest receivable	6,513,368
Prepaid expenses and other assets	123,723

Total assets	564,822,968

Liabilities
Dividends payable	1,566,994
Payable for securities purchased	17,355,741
Payable for Fund shares redeemed	186,662
Advisory fee payable	23,303
Distribution Plan expenses payable	1,003
Due to other related parties	4,481
Accrued expenses and other liabilities	25,044

Total liabilities	19,163,228

Net assets	$ 545,659,740

Net assets represented by
Paid-in capital	$ 533,727,145
Undistributed net investment income	744,866
Accumulated net realized losses on securities	(4,179,707)
Net unrealized gains on securities	15,367,436

Total net assets	$ 545,659,740

Net assets consists of
Class A	$ 15,212,806
Class B	1,891,479
Class C	2,225,662
Class I	511,723,583
Class IS	14,606,210

Total net assets	$ 545,659,740

Shares outstanding
Class A	249,794
Class B	31,058
Class C	36,545
Class I	8,402,490
Class IS	239,840

Net asset value per share
Class A	$ 60.90
Class A -- Offering price (based on sales charge of 4.75%)	$ 63.94
Class B	$ 60.90
Class C	$ 60.90
Class C -- Offering price (based on sales charge of 1.00%)	$ 61.52
Class I	$ 60.90
Class IS	$ 60.90

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2003 (unaudited)

Investment income
Interest	$ 9,557,172

Expenses
Advisory fee	1,195,622
Distribution Plan expenses
Class A	21,739
Class B	7,554
Class C	8,153
Class IS	12,793
Administrative services fee	233,461
Transfer agent fees	12,888
Trustees' fees and expenses	7,346
Printing and postage expenses	36,662
Custodian fees	70,617
Registration and filing fees	21,732
Professional fees	12,441
Other	6,858

Total expenses	1,647,866
Less: Expense reductions	(992)

Net expenses	1,646,874

Net investment income	7,910,298

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(3,351,921)
Net change in unrealized gains or losses on securities	1,055,739

Net realized and unrealized gains or losses on securities	(2,296,182)

Net increase in net assets resulting from operations	$ 5,614,116

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2003		Year Ended
	(unaudited)(a)(b)		May 31, 2003(a)(c)

Operations
Net investment income		$ 7,910,298		$ 1,020,343
Net realized gains or losses on securities		(3,351,921)		1,302,233
Net change in unrealized gains or losses on securities		1,055,739		1,424,877

Net increase in net assets resulting from operations		5,614,116		3,747,453

Distributions to shareholders from
Net investment income
Class A		(201,654)		(65,068)
Class B		(15,934)		(1,887)
Class C		(17,156)		(5,837)
Class I		(6,835,886)		(877,268)
Class IS		(149,688)		0
Net realized gains
Class A		(191,163)		(202,870)
Class B		(17,847)		(14,584)
Class C		(17,584)		(19,771)
Class I		(996,745)		(1,207,209)

Total distributions to shareholders		(8,443,657)		(2,394,494)

Shares			Shares
Capital share transactions
Proceeds from shares sold
Class A	69,229	4,243,939	187,530	11,560,541
Class B	16,245	989,517	17,838	1,112,527
Class C	16,646	1,007,425	37,754	2,316,927
Class I	379,814	22,961,126	148,654	9,145,180
Class IS	62,782	3,784,688	0	0

		32,986,695		24,135,175

Net asset value of shares issued in reinvestment of distributions
Class A	3,676	222,710	2,545	158,669
Class B	454	27,484	251	15,663
Class C	445	26,969	373	23,236
Class I	16,763	1,015,621	16,940	1,053,619
Class IS	1,254	75,003	0	0

		1,367,787		1,251,187

Payment for shares redeemed
Class A	(32,101)	(1,929,556)	(5,066)	(312,566)
Class B	(2,944)	(175,382)	(1,217)	(76,913)
Class C	(1,225)	(72,550)	(26,193)	(1,599,626)
Class I	(1,553,014)	(93,563,010)	(345,706)	(21,289,471)
Class IS	(55,015)	(3,299,497)	0	0

		(99,039,995)		(23,278,576)

Net asset value of shares issued in acquisition
Class I	8,333,840	507,085,876	0	0
Class IS	230,819	14,044,368	0	0

		521,130,244		0

(a) Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The information above for the periods prior to July 14, 2003 is that of Evergreen Offit National Fund. The capital share activity has been restated to give the effect to this transaction.

(b) For Class IS shares, for the period from July 14, 2003 (commencement of class operations), to November 30, 2003.

(c) For the five months ended May 31, 2003. Evergreen Offit National Municipal Bond Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	November 30, 2003	Year Ended
	(unaudited)(a)(b)	May 31, 2003(a)(c)

Capital share transactions continued
Net increase in net assets resulting from capital share transactions	$ 456,444,731	$ 2,107,786

Total increase in net assets	453,615,190	3,460,745
Net assets
Beginning of period	92,044,550	88,583,805

End of period	$ 545,659,740	$ 92,044,550

Undistributed net investment income	$ 744,866	$ 54,886

(a) Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The information above for the periods prior to July 14, 2003 is that of Evergreen Offit National Fund. The capital share activity has been restated to give the effect to this transaction.

(b) For Class IS shares, for the period from July 14, 2003 (commencement of class operations), to November 30, 2003.

(c) For the five months ended May 31, 2003. Evergreen Offit National Municipal Bond Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.
See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended
	December 31, 2002(a)

Operations
Net investment income		$ 2,320,410
Net realized gains on securities		1,467,468
Net change in unrealized gains or losses on securities		3,246,312

Net increase in net assets resulting from operations		7,034,190

Distributions to shareholders from
Net investment income
Class A		(8,840)
Class B		(61)
Class C		(637)
Class I		(2,326,269)
Net realized gains
Class A		(2,350)
Class I		(825,229)

Total distributions to shareholders		(3,163,386)

	Shares
Capital share transactions
Proceeds from shares sold
Class A	23,796	1,424,646
Class B	431	25,986
Class C	25,019	1,519,577
Class I	985,491	59,167,559

		62,137,768

Net asset value of shares issued in reinvestment of distributions
Class A	184	11,191
Class B	0	23
Class C	6	347
Class I	23,698	1,430,143

		1,441,704

Payment for shares redeemed
Class C	(16,279)	(990,431)
Class I	(398,432)	(23,952,430)

		(24,942,861)

Net increase in net assets resulting from capital share transactions		38,636,611

Total increase in net assets		42,507,415
Net assets
Beginning of period		46,076,390

End of period		$ 88,583,805

Overdistributed net investment income		$ (15,397)

(a) Effective at the close of business on July 11, 2003, Evergreen Intermediate Municipal Bond Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"). Evergreen Offit National Fund was the accounting and performance survivor in this transaction. The information above is that of Evergreen Offit National Fund. The capital share activity has been restated to give the effect to this transaction.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Intermediate Municipal Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

Effective on the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund ("Evergreen Offit National Fund"), a series of Evergreen Municipal Trust. Evergreen Offit National Fund became the accounting and performance survivor in the transaction. As a result, the accounting and performance history of Evergreen Offit National Fund has been carried forward in the financial statements contained herein.

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge and pay an ongoing distribution fee. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Class A and Class IS. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge; however, Class IS shares pay an ongoing distribution fee. Class I shares do not pay a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. When-issued and delayed delivery transactions

The Fund records when-issued securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.52% of the Fund's average daily net assets. Prior to July 14, 2003, Evergreen Offit National Fund, the accounting survivor, paid EIMC an annual fee of 0.35% of its average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of November 30, 2003 were $4,278.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% for Class IS, 0.30% for Class A and 1.00% for Class B and Class C.

5. ACQUISITION

Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $9,454,605. The aggregate net assets of the Fund and Evergreen Offit National Fund immediately prior to the acquisition were $521,130,244 and $94,992,877, respectively. The aggregate net assets of the Fund immediately after the acquisition were $616,123,121. Evergreen Offit National Fund was the accounting and performance survivor in this transaction.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $803,652,816 and $813,882,286, respectively, for the six months ended November 30, 2003.

As a result of the acquisition of Evergreen Offit National Fund at the close of business on July 11, 2003, the Fund had capital loss carryovers for federal income tax purposes in the amount of $38,625,661 expiring as follows:

Expiration

2008	2009	2010	2011

$ 8,498,463	$ 16,804,911	$ 2,023,822	$ 11,298,465

Utilization of these capital loss carryovers are limited in accordance with federal income tax regulations.

On November 30, 2003, the aggregate cost of securities for federal income tax purposes was $536,763,425. The gross unrealized appreciation and depreciation on securities based on tax cost was $21,688,567 and $6,321,131, respectively, with a net unrealized appreciation of $15,367,436.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended November 30, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended November 30, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Executive Officer, Evergreen Investment Company, Inc.; President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 101 Evergreen funds.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $247.6 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. For more complete information on the fund(s), including investment objective, risks, charges and expenses, please contact your financial advisor or call 800 . 343 . 2898, or visit Evergreeninvestments.com for a free prospectus. Read it carefully before you invest or send money.

*As of November 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

564618 rv1    1/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - [Reserved]

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: January 31, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: January 31, 2004